Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Allowance for doubtful accounts
Amortized finite estimated useful lives	5 years		5 years
Total identifiable assets percentage	37.00%		39.00%
Goodwill	$ 1,373,621		$ 1,373,621
Advertising expense			4,426	3,166
Other comprehensive from translation loss/gain	(18,612)	$ 10,259	46,725	(21,996)
Cash equivalents
FDIC insured limit amount			$ 250,000	$ 250,000